CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 5,563,467	¥ 7,020,645
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	430,463	513,054
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	1,063,891	1,238,965
Long-term debt, liabilities accounted for at fair value	¥ 1,529,681	¥ 1,055,626
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	25,386,307,945	25,030,525,657
Treasury stock, shares	21,895,432	10,929,211